Retirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate the Defined Benefit Obligation (Detail)	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Pension Plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.04%	3.78%
Rate of increase in future compensation	3.25%	3.25%
Non-Pension Post- Retirement Benefit Plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.10%	3.88%
Rate of increase in future compensation	3.25%	3.25%
Medical trend rate	5.00%	5.00%